Investments (Tables)	12 Months Ended
Mar. 31, 2017
Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2016 and 2017 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	15,672,171	91,420	1,015	15,762,576
Japanese local government bonds	234,587	6,097	3	240,681
U.S. Treasury bonds and federal agency securities	436,792	1,720	32	438,480
Other foreign government bonds	939,808	2,740	153	942,395
Agency mortgage-backed securities (1)	920,375	29,804	1,293	948,886
Residential mortgage-backed securities	206,882	4,254	878	210,258
Commercial mortgage-backed securities	186,525	788	523	186,790
Japanese corporate bonds and other debt securities (2)	2,079,599	15,688	420	2,094,867
Foreign corporate bonds and other debt securities (3)	839,981	8,744	1,421	847,304
Equity securities (marketable)	1,663,486	2,121,379	4,577	3,780,288

Total	23,180,206	2,282,634	10,315	25,452,525

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,760,032	56,620	—	3,816,652
Agency mortgage-backed securities (4)	1,058,929	3,894	6,266	1,056,557

Total	4,818,961	60,514	6,266	4,873,209

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,256,512	22,782	16,408	10,262,886
Japanese local government bonds	279,864	4,841	233	284,472
U.S. Treasury bonds and federal agency securities	1,148,389	10	4,578	1,143,821
Other foreign government bonds	933,942	1,246	236	934,952
Agency mortgage-backed securities (1)	832,738	15,500	5,441	842,797
Residential mortgage-backed securities	142,879	1,838	558	144,159
Commercial mortgage-backed securities	223,105	1,092	282	223,915
Japanese corporate bonds and other debt securities (2)	1,958,472	52,046	2,286	2,008,232
Foreign corporate bonds and other debt securities (3)	909,052	3,377	1,643	910,786
Equity securities (marketable)	1,528,808	2,273,883	1,593	3,801,098

Total	18,213,761	2,376,615	33,258	20,557,118

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,059,976	37,168	—	3,097,144
Agency mortgage-backed securities (4)	757,384	121	7,931	749,574

Total	3,817,360	37,289	7,931	3,846,718

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016, and ¥134,240 million and ¥708,557 million, respectively, at March 31, 2017. U.S. agency securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Other debt securities presented in the above table primarily consist of certificates of deposit (“CDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥158,446 million at March 31, 2016, and ¥155,138 million at March 31, 2017.
(3)	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations (“CLO”), of which the total fair values were ¥201,952 million at March 31, 2016, and ¥258,059 million at March 31, 2017.
(4)	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.

Investments Classified by Contractual Maturity Date

Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,147,992	5,538,724	1,569,796	—	10,256,512
Japanese local government bonds	41,307	101,307	136,701	549	279,864
U.S. Treasury bonds and federal agency securities	1,065,881	—	82,508	—	1,148,389
Other foreign government bonds	757,093	170,836	6,013	—	933,942
Agency mortgage-backed securities	—	—	—	832,738	832,738
Residential mortgage-backed securities	—	—	—	142,879	142,879
Commercial mortgage-backed securities	7,000	116,633	99,472	—	223,105
Japanese corporate bonds and other debt securities	471,592	866,455	431,097	189,328	1,958,472
Foreign corporate bonds and other debt securities	450,865	399,330	55,808	3,049	909,052

Total	5,941,730	7,193,285	2,381,395	1,168,543	16,684,953

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,100,032	1,480,073	479,871	—	3,059,976
Agency mortgage-backed securities	—	—	—	757,384	757,384

Total	1,100,032	1,480,073	479,871	757,384	3,817,360

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,151,367	5,549,293	1,562,226	—	10,262,886
Japanese local government bonds	41,366	102,326	140,138	642	284,472
U.S. Treasury bonds and federal agency securities	1,065,415	—	78,406	—	1,143,821
Other foreign government bonds	757,094	171,662	6,196	—	934,952
Agency mortgage-backed securities	—	—	—	842,797	842,797
Residential mortgage-backed securities	—	—	—	144,159	144,159
Commercial mortgage-backed securities	7,008	116,641	100,266	—	223,915
Japanese corporate bonds and other debt securities	472,047	869,226	433,132	233,827	2,008,232
Foreign corporate bonds and other debt securities	451,370	400,669	55,728	3,019	910,786

Total	5,945,667	7,209,817	2,376,092	1,224,444	16,756,020

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,102,730	1,491,570	502,844	—	3,097,144
Agency mortgage-backed securities	—	—	—	749,574	749,574

Total	1,102,730	1,491,570	502,844	749,574	3,846,718

Other-Than-Temporary Impairment Losses on Available-for-Sale Securities

The following table shows the other-than-temporary impairment losses on available-for-sale securities for the fiscal years ended March 31, 2015, 2016 and 2017. No impairment losses were recognized on held-to-maturity securities for the periods.

	2015	2016	2017
	(in millions of yen)
Available-for-sale securities:
Debt securities	450	4,020	138
Equity securities	618	34,041	12,029

Total	1,068	38,061	12,167

Unrealized Loss Position Investments

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2016 and 2017:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	1,531,400	692	74,427	323	1,605,827	1,015
Japanese local government bonds	3,434	3	—	—	3,434	3
U.S. Treasury bonds and federal agency securities	315,425	32	—	—	315,425	32
Other foreign government bonds	225,493	139	225	14	225,718	153
Agency mortgage-backed securities (1)	15,965	86	58,147	1,207	74,112	1,293
Residential mortgage-backed securities	2,417	3	39,984	875	42,401	878
Commercial mortgage-backed securities	40,471	300	22,465	223	62,936	523
Japanese corporate bonds and other debt securities	360,782	348	20,109	72	380,891	420
Foreign corporate bonds and other debt securities	186,478	972	22,090	449	208,568	1,421
Equity securities (marketable)	71,262	4,515	180	62	71,442	4,577

Total	2,753,127	7,090	237,627	3,225	2,990,754	10,315

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	394,673	5,384	101,892	882	496,565	6,266

Total	394,673	5,384	101,892	882	496,565	6,266

2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,574,649	15,796	95,612	612	5,670,261	16,408
Japanese local government bonds	58,700	233	—	—	58,700	233
U.S. Treasury bonds and federal agency securities	1,013,962	4,578	—	—	1,013,962	4,578
Other foreign government bonds	334,300	230	8,327	6	342,627	236
Agency mortgage-backed securities (1)	195,887	3,705	42,501	1,736	238,388	5,441
Residential mortgage-backed securities	5,873	3	28,994	555	34,867	558
Commercial mortgage-backed securities	8,314	218	17,634	64	25,948	282
Japanese corporate bonds and other debt securities	470,602	2,062	158,713	224	629,315	2,286
Foreign corporate bonds and other debt securities	202,347	1,353	77,699	290	280,046	1,643
Equity securities (marketable)	30,688	383	4,117	1,210	34,805	1,593

Total	7,895,322	28,561	433,597	4,697	8,328,919	33,258

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	460,882	3,518	259,466	4,413	720,348	7,931

Total	460,882	3,518	259,466	4,413	720,348	7,931

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016, and ¥134,118 million and ¥104,270 million, respectively, at March 31, 2017. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.

Realized Gains (Losses) on Sales of Available-for-Sale Securities

The following table shows the realized gains and losses on sales of available-for-sale securities for the fiscal years ended March 31, 2015, 2016 and 2017. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2015, 2016 and 2017” for the proceeds from sales of investments, the vast majority of which consists of the proceeds from sales of available-for-sale securities.

	2015	2016	2017
	(in millions of yen)
Gross realized gains	220,250	297,344	353,036
Gross realized losses	(14,670)	(45,376)	(21,163)

Net realized gains (losses) on sales of available-for-sale securities	205,580	251,968	331,873

Other Investments Disclosure

The following table summarizes the composition of Other investments at March 31, 2016 and 2017:

	2016	2017
	(in millions of yen)
Equity method investments	258,180	249,679
Investments held by consolidated investment companies	42,045	37,462
Other equity interests	313,221	307,928

Total	613,446	595,069